(ICON)
Global
Utility
Fund, Inc.

SEMI
ANNUAL
REPORT
March 31, 1998
(LOGO)

Global Utility Fund, Inc.

Performance At A Glance.
The Global Utility Fund produced attractive, double-digit returns for the six-month period ended March 31, 1998. The equity portion of the portfolio experienced strong growth while the Fund's holdings in the normally defensive, higher yielding bond sector caused us to finish behind the all-equity FT/S&P
Actuaries World Utilities Index and the average utility fund as tracked by
Lipper Analytical Services. However, as shown below, the Fund's longer term record compares favorably with relevant indexes.

Cumulative Total Returns1
As of 3/31/98

Since
                             6 Mos.     1 Year
5 Years        Inception2
Class A                        19.92%      37.55%
102.89%        221.41%
Class B                        19.48       36.53
95.33         164.04
Class C                        19.48       36.53
N/A           81.58
Class Z                        20.05       37.85
N/A           43.74
FT/S&P Actuaries
World Utilities Index3         26.78       47.72
98.90         145.17
Lipper Utility Avg4            21.67       39.43
87.44          ***

Average Annual Total Returns1
As of 3/31/98

Since
                                        1 Year
5 Years        Inception2
Class A                                    30.68%
14.03%         14.51%
Class B                                    31.53
14.21          14.80
Class C                                    35.53
N/A           17.69
Class Z                                    37.85
N/A           32.57

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management,
Lipper Analytical Services and
Wellington Management. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class
A shares on a quarterly basis after approximately seven years. Class Z shares are not subject to a sales charge or a distribution fee.

2Inception dates: 1/2/90 Class A; 3/18/91 Class B;
8/1/94 Class C; 12/16/96
Class Z. The Fund operated as a closed-end fund from its inception until
February 1, 1991.

3The Financial Times/S&P Actuaries World Utilities
Index is currently comprised
of approximately 172 world utility stocks representing approximately 24 countries.

4Lipper returns are for all funds in each share class for the 6-month, 1-, and 5-year periods.

***Lipper Since Inception returns are: Class A,
167.99%; Class B, 163.84%;
Class C, 84.93%; and Class Z, 40.58% for all funds in each share class.

          How Investments Compared.
               (As of 3/31/98)
                  (GRAPH)
  U.S.      General    General       U.S.
Growth       Bond     Muni Debt    Taxable
 Funds      Funds       Funds    Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

William C. S. Hicks, Fund Manager
(PHOTO)
Portfolio
Manager's Report

The Global Utility Fund invests primarily in the stocks and bonds of utility companies from around the world. The Fund seeks to provide total return, without incurring undue risk, by investing primarily in income-producing securities. There can be no assurance that the Fund will be able to achieve its investment objective. Investors should also keep in mind that there are special risks associated with foreign investing
(such as currency fluctuations
and social, political and economic developments), and with investing in utility securities.

Strategy Session.
We continue to hold a large portion of Global
Utility Fund's assets in
international equities where we believe the growth prospects are dynamic. For example, the foreign telecommunications sector continues to show above average growth prospects and maintains an attractive long-term outlook, despite Asian disruptions. Fixed line penetrations are low and the opportunities for data and cellular expansion abound. As of March 31, 1998, 25.5% of the Fund's equity holdings were comprised of foreign telecommunications companies.

The U.S. telecommunications industry continues to focus on legislative solutions to allow the "Bells" to enter long-distance markets, as well as allowing long-distance companies to broaden into local markets. Legal debates involving both the Justice Department and the Federal Communications
Commission continue, but growth in the Internet, Intranet, and data communication markets is clear and should expand at double-digit rates. The
Fund remains significantly invested in U.S.
telecommunications, with 24.7% of
equity assets in this sector.

Despite our positive outlook for foreign markets
(in the telecommunications
sector as well as in other areas), in recent months we have taken some profits in the Fund's non-U.S. holdings in order to take advantage of value opportunities domestically. Recent additions include some investments in the
U.S. gas transmission area (MCN Energy Group and El Paso Natural Gas).

   Portfolio Composition.
Sectors expressed as a percentage
   of net assets as of 3/31/98.
           (PIE CHART)

New AT&T Leadership.
The leadership change at AT&T is likely to further energize the telecommuni-cations markets, resulting in further cost cutting, technological advances, and international business alliances.

What Went Well.

Telephone and Cellular.
Our patience with AT&T was rewarded during the reporting period as financial markets embraced the prospect of new leadership under Michael Armstrong, who initiated cost cuts and new market initiatives.
Good gains by long-distance
carriers MCI Communications and Sprint also helped, as did a sharp advance in Lucent Technologies. Internationally, the Fund benefited from the advance in
Telecom Italia, Telef-nica de Espa-a, and Vodafone
Group.

U.S. Electrics and Water.
The Fund's domestic electric holdings responded to a positive interest rate environment, with CMS Energy, DPL, and Pinnacle
West Capital showing solid
advances. American Water Works also posted admirable gains as growth and consolidation continues in the water sector.

And Not So Well.

Emerging Markets Hurt.
Some of the Fund's holdings in emerging market countries such as China
(Shandong Huaneng Power) did not do well, nor did the Fund's Korea Electric
Power and Philippine Long Distance holdings, which suffered from political uncertainties in the Asian sector. We retain our long-term optimism for growth in Asia, however, because of positive demographics and our belief in the area's long-term chance for economic prosperity.

Looking Ahead.
The growth in the international telecommunications markets continues to be dynamic, with the market expected to reach $1.1 trillion in the year 2000 from about $600 billion in 1995. Therefore, international and domestic participants may benefit from well-above-average growth markets, expanding customer bases, potential mergers, and new opportunities in foreign markets.

We believe that the domestic telecommunications markets have solid 3% to 4% unit base growth prospects, plus opportunities for upgrades in areas such as residential caller ID and the addition of second lines for many residential customers utilizing computers and other home needs. We also believe the opportunities for domestic wireless companies continue to be excellent. Long-distance companies and traditional wireline competitors will continue to pursue each other's markets.

It is clear that companies will continue to upgrade their network infrastructures and employ new technologies.
Customers demand better
reliability, increased bandwidth, and efficient, flexible service. The demand for data connectivity is growing very rapidly and should prove to be one of the most dynamic industry segments.

In the electric utility sector, foreign
opportunities appear to be greater
than domestic due to growth dynamics and economic expansion. We continue to monitor economic challenges in Asia and regulatory developments in Latin
America.

Five Largest Holdings.
4.3%            SBC Communications
                Telecommunications
3.9%            Telecom Italia
                Telecommunications
3.0%            US West Communications
                Telecommunications
2.9%            Scottish Power PLC
                Electrics
2.7%            Westcoast Energy
                Natural Gas

Expressed as a percentage of net assets as of
3/31/98.
--------------------------------------------------
-----------------------------
                             1

Portfolio of Investments as of March 31, 1998
(Unaudited)
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
----------

US$ Value
Shares      Description
(Note 1)
--------------------------------------------------
----------
LONG-TERM INVESTMENTS--97.2%
COMMON STOCKS--75.2%
--------------------------------------------------
----------
Electrical Utilities--22.1%
  125,000   CMS Energy Corp.
$   5,867,187
  150,000   COPEL (ADR-Peferred B
              Shares)(Brazil)
2,184,375
  300,000   DPL, Inc.
5,850,000
  130,000   DQE, Inc.
4,842,500
  100,000   DTE Energy Co.
3,931,250
  200,000   Endesa S.A. (ADR) (Spain)
4,850,000
  187,800   Espoon Sahko (ADR) (Finland)
4,517,118
  150,000   Huaneng Power International, Inc.*
              (ADR) (China)
3,525,000
  120,000   Korea Electric Power Corp. (ADR)
              (South Korea)
1,192,500
   80,000   New Century Energies, Inc.
4,030,000
  100,000   NIPSCO Industries, Inc.
2,800,000
  100,000   Pinnacle West Capital Corp.
4,443,750
1,000,000   Scottish Power PLC (United Kingdom)
9,428,275
  277,300   Shandong Huaneng Power Co. Ltd.
              (ADR) (China)
2,045,088
  150,000   Texas Utilities Holding Co.
5,896,875
  100,000   VEBA AG (Germany)
7,093,617

-------------

72,497,535
--------------------------------------------------
----------
Gas Utilities--9.0%
  500,000   Australian Gas Light Co. (Australia)
4,061,795
   30,000   El Paso Natural Gas Co.
2,116,875
  120,000   Equitable Resources, Inc.
3,990,000
   50,000   MCN Energy Group, Inc.
1,868,750
  240,000   TransCanada Pipelines Ltd. (Canada)
5,641,602
  360,000   Westcoast Energy, Inc. (Canada)
8,854,533
   90,000   YPF Sociedad Anonima (ADR-Class D
              Shares) (Argentina)
3,060,000

-------------

29,593,555
Telecommunications--37.1%
  106,300   AirTouch Communications, Inc.*
$   5,202,056
  130,000   AT&T Corp.
8,531,250
  110,000   BC Telecom, Inc. (Canada)
4,259,311
  180,000   BCE, Inc. (Canada)
7,515,000
   70,000   Bell Atlantic Corp.
7,175,000
   50,000   Compania de Telecommunicaciones de
              Chile, S.A., (ADR) (Chile)
1,378,125
   43,000   Empresas Telex-Chile S.A. (ADR)
              (Chile)
112,875
   50,000   GTE Corp.
2,993,750
  100,100   Hellenic Telecom Org. (Greece)
2,504,222
  110,000   MCI Communications Corp.
5,448,437
   50,000   Portugal Telecom, S.A. (ADS)
              (Portugal)
2,621,875
  320,000   SBC Communications Inc.
13,960,000
   70,000   Sprint Corp.
4,738,125
   40,000   Telecom Corp. of New Zealand Ltd.
              (ADR) (New Zealand)
1,537,500
  800,000   Telecom Italia Mobile S.p.A. (Italy)
4,298,291
  300,000   Telecom Italia S.p.A. (Italy)
2,363,896
2,100,000   Telecom Italia S.p.A. (Risp
              Nonconvertible) (Italy)
12,866,899
   40,000   Telefonica de Argentina S.A.
              (ADR-Class B Shares) (Argentina)
1,522,500
   40,000   Telefonica de Espana, S.A. (ADR)
              (Spain)
5,290,000
   50,000   Telefonos de Mexico, S.A. (ADR-Class
              L Shares) (Mexico)
2,818,750
  180,000   US West Communications Group
9,855,000
  200,000   Videsh Sanchar Nigam Ltd. (GDR)
              (India)
2,450,000
   75,000   Vodafone Group PLC
              (ADR) (United Kingdom)
7,790,625
  100,000   WorldCom Inc.
4,303,125

-------------

121,536,612

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     2

Portfolio of Investments as of March 31, 1998
(Unaudited)
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
----------

US$ Value
Shares      Description
(Note 1)
--------------------------------------------------
----------
Water Utilities & Other--7.0%
   30,968   Alcatel Alsthom (France)
$   5,813,029
  167,800   American Water Works Co., Inc.
5,296,187
  300,000   Anglian Water PLC (United Kingdom)
4,697,391
   41,000   ENI S.p.A. (ADR) (Italy)
2,777,750
   35,000   Lucent Technologies, Inc.
4,475,625

-------------

23,059,982

-------------
            Total common stocks
              (cost $132,571,109)
246,687,684
    ----------------------------------------------
--------------
PREFERRED STOCKS--1.5%
            Philippine Long Distance Telephone
              Co., (The Philippines)
   43,700   $3.50 Conv. Ser. III (GDS)
2,272,400
   80,000   5.75% Conv. Ser. II (GDS)
2,570,521

-------------
            Total preferred stocks
              (cost $4,185,000)
4,842,921

-------------

          Principal
Moody's   Amount
Rating    (000)

DEBT OBLIGATIONS--20.5%
CORPORATE BONDS--18.9%
--------------------------------------------------
----------
Electrical Utilities--12.3%
Ba1       $   1,000    AES Corp.,
                         8.375%, 8/15/07
1,035,000
Baa2          1,000    Arizona Public Service Co.,
                         6.25%, 1/15/05
977,180
Baa1          1,000D   Chilgener, S.A.,
                         6.50%, 1/15/06 (Chile)
957,900
Aaa           2,000D   Chubu Electric Power Co.
                         Inc.,
                         6.25%, 8/5/03
                         (Eurobonds) (Japan)
2,002,500
Ba1           1,000    Cleveland Elec. Illum. Co.,
                         7.43%, 11/1/09
1,040,000
Ba3           1,000    CMS Energy Corp.,
                         8.125%, 5/15/02
1,029,140
A1            1,000    Consolidated Edison Co. of
                         NY, Inc.,
                         7.625%, 3/1/04
1,071,030
Baa2          1,000D   CSW Investments,
                         7.45%, 8/1/06
                         (United Kingdom)
1,052,750
Aa3           1,000    Duke Energy Corp.,
                         5.875%, 6/1/01
$     993,060
Baa1          1,000D   Eastern Energy Limited,
                         6.75%, 12/1/06
                         (Australia)
1,010,190
Ba2           1,000    El Paso Electric Co.,
                         8.25%, 2/1/03, Ser. C
1,052,290
Baa1          1,000D   Empresa Electric Pehuenche
                         S.A.,
                         7.30%, 5/1/03 (Chile)
994,810
Baa3          1,000D   Empresa Electrica del Norte
                         Grande S.A.,
                         7.75%, 3/15/06 (Chile)
908,230
                       Florida Power Corp.,
Aa3             500    6.00%, 7/1/03
495,960
A1              595    6.75%, 2/1/28
597,106
Baa3          1,000    Gulf States Utilities Co.,
                         8.25%, 4/1/04
1,076,970
Baa1          1,000D   Hyder PLC,
                         6.875%, 12/15/07
                         (United Kingdom)
1,015,000
Ba1**         1,000D   Inversora Electrica Buenos
                         Aires S.A.,
                         9.00%, 9/16/04
                         (Argentina)
983,750
A1            1,500    Monongahela Power Co.,
                         7.375%, 7/1/02
1,569,420
                       Northern States Power Co.
Aa3           1,000    5.75%, 12/1/00
992,450
Aa3           1,000    6.50%, 3/1/28
988,000
Baa3          1,000    NRG Energy, Inc.,
                         7.50%, 6/15/07
1,044,240
A1            2,000    Potomac Edison Co.,
                         8.875%, 8/1/21
2,116,880
Baa2          1,000    PP&L Capital Funding Inc.,
                         6.79%, 11/22/04
1,025,740
A2            1,000D   Quebec Hydro,
                         7.50%, 4/1/16 (Canada)
1,073,040
Baa1          1,000D   Southern Investments UK
                         PLC,
                         6.80%, 12/1/06
                         (United Kingdom)
1,019,770
Aa3           2,000    Southwestern Electric Power
                         Co.,
                         5.25%, 4/1/00
1,971,980
Aa2           1,000    Southwestern Public Service
                         Co.,
                         7.25%, 7/15/04
1,050,440
Baa3          1,000    System Energy Resources,
                         Inc.,
                         7.71%, 8/1/01
1,021,850

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of March 31, 1998
(Unaudited)
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
----------

          Principal
Moody's   Amount
US$ Value
Rating    (000)       Description
(Note 1)
--------------------------------------------------
----------
Electrical Utilities (cont'd.)
Aa2       $   1,000    Tampa Electric Co.,
                         7.75%, 11/1/22
$   1,080,830
Ba3           1,000    Texas-New Mexico Power Co.,
                         10.75%, 9/15/03
1,080,330
Baa1          1,000    Texas Utilities Electric
                         Co.,
                         9.27%, 1/14/00
1,053,820
A2            1,000D   United Utilities PLC,
                         6.45%, 4/1/08
                         (United Kingdom)
991,550
A2            2,000    Virginia Electric & Power
                         Co.,
                         6.625%, 4/1/03
2,034,100
Baa3          1,000    W3A Funding Corp.,
                         8.09%, 1/2/17
1,039,310
Baa2          1,000D   Yorkshire Power Finance
                         Ltd.,
                         6.496%, 2/25/08
                         (United Kingdom)
988,238

-------------

40,434,854
--------------------------------------------------
----------
Gas Distribution & Other Related Industries--1.8%
Baa2          1,000    El Paso Natural Gas Co.,
                         7.50%, 11/15/26
1,062,260
Baa2          1,000    Enron Corp.,
                         7.00%, 8/15/23
962,480
Ba3           1,000D   Metrogas, S.A.,
                         10.875%, 5/15/01, Ser. B
                         (Argentina)
1,060,000
A2            1,600    Michigan Consolidated Gas
                         Co.,
                         8.25%, 5/1/14
1,860,480
Aa1           1,000    Northern Illinois Gas Co.,
                         7.26%, 10/15/25
1,052,630

-------------

5,997,850
--------------------------------------------------
----------
Telecommunications, Media & Related Industries--
4.8%
Aa3           1,000    AT&T Corp.,
                         7.75%, 3/1/07
1,102,380
                       BellSouth
                         Telecommunications,
Aaa           2,000    6.125%, 9/23/08 (Eurobonds)
2,010,000
Aaa           2,000    7.00%, 10/1/25
2,113,560
Baa1      $   1,000    Century Telephone
                         Enterprises, Inc.
                         6.30%, 1/15/08
$     987,980
NR            1,000D   Comtel Brasileira Ltd.,
                         10.75%, 9/26/04 (Brazil)
1,035,000
Baa1          1,000    GTE Corp.,
                         7.51%, 4/1/09
1,075,530
A2            1,000    GTE Florida, Inc.,
                         7.25%, 10/15/25
1,000,940
Aaa           1,000    Indiana Bell Telephone Co.,
                         Inc.
                         7.30%, 8/15/26
1,096,970
Aaa           1,000    New Jersey Bell Telephone
                         Co.,
                         8.00%, 6/1/22
1,171,920
Aaa           1,000D   Nippon Telegraph &
                         Telephone Corp.,
                         6.00%, 3/25/08 (Japan)
990,000
A1            2,000    Pacific Bell,
                         6.625%, 11/1/09
2,046,780
Ba2           1,000D   Philippine Long Distance
                         Telephone Co.,
                         9.25%, 6/30/06
                         (The Philippines)
970,350

-------------

15,601,410

-------------
                       Total corporate bonds
                         (cost $60,806,549)
62,034,114

-------------
--------------------------------------------------
----------
CONVERTIBLE BONDS--1.0%
Baa2            500D   Compania de
                         Telecommunicaciones de
                         Chile, S.A.,
                         4.50%, 1/15/03 (Chile)
721,563
Caa           1,500    International Cabletel,
                         Inc.,
                         7.25%, 4/15/05
2,362,500

-------------
                       Total convertible bonds
                         (cost $2,000,000)
3,084,063

-------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

GLOBAL UTILITY FUND, INC.
Portfolio of Investments as of March 31, 1998
(Unaudited)
--------------------------------------------------
----------

Principal
Amount
US$ Value
(000)       Description
(Note 1)
--------------------------------------------------
----------
U.S. GOVERNMENT SECURITIES--0.6%
   $2,000   United States Treasury Note,
              5.75%, 8/15/03
              (cost $2,042,187)
$   2,007,180

-------------
            Total debt obligations
              (cost $64,848,736)
67,125,357

-------------
            Total long-term investments
              (cost $201,604,845)
318,655,962

-------------
--------------------------------------------------
----------
SHORT-TERM INVESTMENTS--2.5%
REPURCHASE AGREEMENT
    8,223   Paribas Finance, 5.40%, due 4/1/98
              in the amount of $8,224,233 (cost
              $8,223,000; value of collateral
              including accrued
              interest-$8,473,389)
8,223,000
--------------------------------------------------
----------
Total Investments--99.7%
            (cost $209,827,845; Note 4)
326,878,962
            Other assets in excess of
              liabilities--0.3%
1,074,222

-------------
            Net Assets--100%
$ 327,953,184

-------------

-------------

---------------
 *--Non-income-producing security.
**--Moody's Equivalent to S&P Rating.
 D--US$ Denominated Bonds.
ADR--American Depository Receipts.
ADS--American Depository Shares.
GDR--Global Depository Receipts.
GDS--Global Depository Shares.
NR--Not rated by Moody's or Standard & Poor's.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities (Unaudited)
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------

March 31, 1998
Assets
Investments, at value (cost
$209,827,845).....................................
 .............................      $ 326,878,962
Foreign currency, at value (cost
$66,747)..........................................
 ........................             66,736
Cash..............................................
 ..................................................
 .......             29,434
Dividends and interest
receivable........................................
 ..................................
2,076,184
Receivable for Fund shares
sold..............................................
 ..............................             65,873
Deferred expenses and other
assets............................................
 .............................              5,751

--------------
   Total
assets............................................
 ................................................
329,122,940

--------------
Liabilities
Payable for Fund shares
reacquired........................................
 .................................
589,451
Distribution fee
payable...........................................
 ........................................
187,037
Management fee
payable...........................................
 ..........................................
180,522
Accrued
expenses..........................................
 .................................................
180,130
Withholding taxes
payable...........................................
 .......................................
32,616

--------------
   Total
liabilities.......................................
 ................................................
1,169,756

--------------
Net
Assets............................................
 ..................................................
 ...      $ 327,953,184

--------------

--------------
Net assets were comprised of:
   Common stock, at
par...............................................
 .....................................      $
17,260
   Paid-in capital in excess of
par...............................................
 .........................        197,108,330

--------------

197,125,590
   Distributions in excess of net investment
income............................................
 ............           (566,966)
   Accumulated net realized gains on investments
and foreign currency
transactions.........................
14,346,697
   Net unrealized appreciation on investments and
foreign
currencies.......................................
117,047,863

--------------
Net assets, March 31,
1998..............................................
 ...................................      $
327,953,184

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($126,956,152 / 6,680,986 shares of common
stock issued and
outstanding).............................
$19.00
   Maximum sales charge (5.00% of offering
price)............................................
 ..............               1.00
   Maximum offering price to
public............................................
 ............................             $20.00

--------------

--------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($193,580,109 / 10,188,694 shares of common
stock issued and
outstanding)............................
$19.00

--------------

--------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($995,428 / 52,393 shares of common stock
issued and
outstanding)....................................
$19.00

--------------

--------------
Class Z:
   Net asset value, offering price and redemption
price per share
      ($6,421,495 / 337,546 shares of common stock
issued and
outstanding).................................
$19.02

--------------

--------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

GLOBAL UTILITY FUND, INC.
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
March 31, 1998
Income
   Dividends (net of foreign withholding taxes
      of $149,928).............................
$  2,703,453
   Interest and discount earned................
2,615,159

--------------
      Total income.............................
5,318,612

--------------
Expenses
   Management fee..............................
1,018,841
   Distribution fee--Class A...................
149,484
   Distribution fee--Class B...................
900,938
   Distribution fee--Class C...................
4,305
   Transfer agent's fees and expenses..........
212,000
   Custodian's fees and expenses...............
92,000
   Registration fees...........................
40,000
   Reports to shareholders.....................
26,000
   Legal fees and expenses.....................
18,000
   Audit fee...................................
17,000
   Directors' fees and expenses................
8,000
   Insurance...................................
3,000
   Miscellaneous...............................
2,899

--------------
      Total expenses...........................
2,492,467

--------------
Net investment income..........................
2,826,145

--------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.....................
16,560,836
   Foreign currency transactions...............
6,309

--------------

16,567,145

--------------
Net change in unrealized appreciation
(depreciation) on:
   Investments.................................
35,951,961
   Foreign currencies..........................
(3,765)

--------------

35,948,196

--------------
Net gain on investments and foreign
   currencies..................................
52,515,341

--------------
Net Increase in Net Assets
Resulting from Operations......................
$ 55,341,486

--------------

--------------

GLOBAL UTILITY FUND, INC.
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                   Six Months
                                      Ended
Year Ended
Increase (Decrease)                 March 31,
September 30,
in Net Assets                         1998
1997
Operations
   Net investment income........  $   2,826,145
$   7,682,317
   Net realized gain on
      investment and foreign
      currency transactions.....     16,567,145
23,452,259
   Net change in unrealized
      appreciation of
      investments and foreign
      currencies................     35,948,196
39,642,425
                                  -------------
-------------
   Net increase in net assets
      resulting from
      operations................     55,341,486
70,777,001
                                  -------------
-------------
Dividends and distributions
   (Note 1)
   Dividends from net investment
      income
      Class A...................     (1,384,951)
(3,467,695)
      Class B...................     (1,410,799)
(4,197,429)
      Class C...................         (6,681)
(16,595)
      Class Z...................        (23,714)
(598)
                                  -------------
-------------
                                     (2,826,145)
(7,682,317)
                                  -------------
-------------
   Distributions in excess of
      net investment income
      Class A...................       (263,737)
(156,217)
      Class B...................       (414,260)
(189,092)
      Class C...................         (2,610)
(748)
      Class Z...................        (19,832)
(27)
                                  -------------
-------------
                                       (700,439)
(346,084)
                                  -------------
-------------
   Distributions from net realized gains
      Class A...................    (10,062,136)
(6,007,763)
      Class B...................    (14,811,699)
(9,775,323)
      Class C...................        (65,425)
(37,783)
      Class Z...................         (6,437)
--
                                  -------------
-------------
                                    (24,945,697)
(15,820,869)
                                  -------------
-------------
Fund share transactions (net of
   share conversions) (Note 5)
   Net proceeds from shares
      sold......................     18,044,937
40,299,964
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............     23,557,071
19,609,298
   Cost of shares reacquired....    (41,425,786)
(106,947,379)
                                  -------------
-------------
Net increase (decrease) in net
   assets from Fund share
   transactions.................        176,222
(47,038,117)
                                  -------------
-------------
Total increase (decrease).......     27,045,427
(110,386)
Net Assets
Beginning of period.............    300,907,757
301,018,143
                                  -------------
-------------
End of period...................  $ 327,953,184
$ 300,907,757
                                  -------------
-------------
                                  -------------
-------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

Notes to Financial Statements (Unaudited)
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------
Global Utility Fund, Inc. (the 'Fund') is an open-end diversified management investment company. The Fund was organized in Maryland on November 18, 1988 as a closed-end, diversified management investment company and on December 15, 1989, sold 9,000 shares of common stock for $100,440 to Wellington Management Company,
LLP ('Wellington'). Investment operations commenced on January 2, 1990. On
February 1, 1991, the Fund concluded operations as a closed-end investment company and subsequently commenced operations as an open-end, diversified management investment company.

The Fund seeks to achieve its investment objective
of obtaining a high total
return, without incurring undue risk, by investing
primarily in common stocks,
debt securities and preferred stocks of domestic
and foreign companies in the
utility industries. Debt securities in which the
Fund invests are generally
within the four highest ratings categories by a
nationally recognized
statistical rating organization or, if not rated,
are of comparable quality. The
ability of the issuers of the debt securities held
by the Fund to meet their
obligations may be affected by economic
developments in a specific country or
industry.
--------------------------------------------------
----------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current exchange rate. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by an independent pricing service or by principal market makers. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing rates of exchange.

(ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gain on investment transactions.

The Fund recognizes foreign currency gains and losses from the holding of foreign currencies, the sales and maturities of short-term securities and forward currency contracts, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent of amounts actually received or paid.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:
Security transactions are
recorded on the trade date. Realized gains and
losses from security and currency
transactions are calculated on the identified cost
basis. Dividend income is
recorded on the ex-dividend date and interest
income is recorded on the accrual
basis. The Fund amortizes discounts on purchases
of debt securities as
adjustments to interest income. Expenses are
recorded on the accrual basis which
may require the use of certain estimates by
management.
--------------------------------------------------
------------------------------
                                       8

Notes to Financial Statements (Unaudited)
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------
Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends and interest are provided in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Dividends and Distributions: Dividends from net investment income are declared and paid quarterly. The Fund will distribute at least annually any net capital gains in excess of loss carryforwards. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain
distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for wash sales and foreign currency transactions.

Reclassification of Capital Accounts: The Fund
accounts for and reports
distributions to shareholders in accordance with
American Institute of Certified
Public Accountants (AICPA) Statement of Position
93-2: Determination,
Disclosure, and Financial Statement Presentation
of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to increase undistributed net
investment income and decrease
accumulated net realized gains on investments by
$6,309 relating to net realized
foreign currency gains. Net investment income, net
realized gains and net assets
were not affected by this change.
--------------------------------------------------
----------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with Wellington;
Wellington furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .70% of the Fund's average daily net assets up to and including $250 million, .55% of the Fund's average daily net assets of the next $250 million,
 .50% of the Fund's average daily net assets of the next $500 million and .45% of the Fund's average daily net assets in excess of $1 billion. Pursuant to the subadvisory agreement, PIFM compensates Wellington for its services at an annual rate of .50% of the Fund's average daily net assets up to and including $250 million, .35% of the Fund's average daily net assets of the next $250 million,
 .30% of the Fund's average daily net assets of the next $500 million and .25% of the Fund's average daily net assets in excess of $1 billion.

The Fund has a distribution agreement with Prudential Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class B, Class C and
Class Z shares of the Fund. The Fund compensates
PSI for distributing and
servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, Class B and Class C
Plans'), regardless of expenses
actually incurred by them. The distribution fees are accrued daily and payable monthly. No distributions or service fees are paid to PSI as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended March 31, 1998.

PSI has advised the Fund that it has received approximately $17,000 in front-end sales charges resulting from sales of Class A shares during the six months ended
March 31, 1998. From these fees, PSI paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the six months ended March 31, 1998, it received approximately $101,700 and $100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PSI and PIFM are indirect, wholly owned
subsidiaries of The Prudential Insurance
Company of America.

The Fund, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement')
with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative
--------------------------------------------------
------------------------------
                                       9

Notes to Financial Statements (Unaudited)
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------
source of funding for capital share redemptions.
The Fund has not borrowed any
amounts pursuant to the Agreement during the six months ended March 31, 1998.

The Funds pay a commitment fee at an annual rate
of .055 of 1% on the unused
portion of the credit facility. The commitment fee
is accrued and paid quarterly
on a pro rata basis by the Funds. The Agreement
expired on December 30, 1997 and
has been extended through December 29, 1998 under
the same terms.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the
six months ended March 31,
1998, the Fund incurred fees of approximately
$175,000 for the services of PMFS.
As of March 31, 1998, approximately $29,000 of
such fees were due to PMFS.
Transfer agent fees and expenses in the Statement
of Operations include certain
out-of-pocket expenses paid to nonaffiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 1998 were $34,590,046 and $60,998,524, respectively.

The United States federal income tax basis of the
Fund's investments at March
31, 1998 was $209,854,552 and, accordingly, net
unrealized appreciation of
investments was $117,024,409 (gross unrealized
appreciation--$122,084,670; gross
unrealized depreciation--$5,060,261).
--------------------------------------------------
----------
Note 5. Capital

The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with an initial sales charge of up to 5.00%.
Class B shares are sold with a
contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized 2 billion shares of common stock at $.001 par value per share equally divided into Class A, B, C and Z shares.

Transactions in shares of common stock were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------
------------
Six months ended March 31, 1998:
Shares sold........................      256,629
$  4,536,230
Shares issued in reinvestment of
  dividends and distributions......      499,774
2,351,492
Shares reacquired..................   (1,089,129)
(19,186,263)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................     (332,726)
(6,298,541)
Shares issued upon conversion from
  Class B..........................      116,898
2,130,817
                                      ----------
------------
Net decrease in shares
  outstanding......................     (215,828)
$ (4,167,724)
                                      ----------
------------
                                      ----------
------------
Year ended September 30, 1997:
Shares sold........................    2,086,998
$ 33,076,632
Shares issued in reinvestment of
  dividends and distributions......      435,125
6,684,084
Shares reacquired..................   (3,491,626)
(55,793,270)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................     (969,503)
(16,032,554)
Shares issued upon conversion from
  Class B..........................      361,364
5,915,705
                                      ----------
------------
Net decrease in shares
  outstanding......................     (608,139)
$(10,116,849)
                                      ----------
------------
                                      ----------
------------
Class B
-----------------------------------
Six months ended March 31, 1998:
Shares sold........................      306,714
$  5,411,367
Shares issued in reinvestment of
  dividends and distributions......      903,377
15,085,685
Shares reacquired..................   (1,137,919)
(20,039,967)
                                      ----------
------------
Net increase in shares outstanding
  before conversion................       72,172
457,085
Shares reacquired upon conversion
  into Class A.....................     (116,986)
(2,130,817)
                                      ----------
------------
Net decrease in shares
  outstanding......................      (44,814)
$ (1,673,732)
                                      ----------
------------
                                      ----------
------------

--------------------------------------------------
------------------------------
                                       10

Notes to Financial Statements (Unaudited)
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------

Class B                                 Shares
Amount
-----------------------------------   ----------
------------
Year ended September 30, 1997:
Shares sold........................      420,178
$  6,760,201
Shares issued in reinvestment of
  dividends and distributions......      841,794
12,870,440
Shares reacquired..................   (3,146,002)
(50,674,248)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion................   (1,884,030)
(31,043,607)
Shares reacquired upon conversion
  into Class A.....................     (361,305)
(5,915,705)
                                      ----------
------------
Net decrease in shares
  outstanding......................   (2,245,335)
$(36,959,312)
                                      ----------
------------
                                      ----------
------------
Class C
-----------------------------------
Six months ended March 31, 1998:
Shares sold........................      118,133
$  2,085,375
Shares issued in reinvestment of
  dividends and distributions......        4,188
69,944
Shares reacquired..................     (113,295)
(2,006,373)
                                      ----------
------------
Net increase in shares
  outstanding......................        9,026
$    148,946
                                      ----------
------------
                                      ----------
------------
Year ended September 30, 1997:
Shares sold........................       14,373
$    229,180
Shares issued in reinvestment of
  dividends and distributions......        3,544
54,192
Shares reacquired..................      (18,532)
(297,270)
                                      ----------
------------
Net decrease in shares
  outstanding......................         (615)
$    (13,898)
                                      ----------
------------
                                      ----------
------------
Class Z
-----------------------------------
Six months ended March 31, 1998:
Shares sold........................      342,508
$  6,011,965
Shares issued in reinvestment of
  dividends and distributions......        2,878
49,950
Shares reacquired..................      (10,885)
(193,183)
                                      ----------
------------
Net increase in shares
  outstanding......................      334,501
$  5,868,732
                                      ----------
------------
                                      ----------
------------
December 16, 1996(a) through
  September 30, 1997:
Shares sold........................       13,848
$    233,951
Shares issued in reinvestment of
  dividends and distributions......           35
582
Shares reacquired..................      (10,838)
(182,591)
                                      ----------
------------
Net increase in shares
  outstanding......................        3,045
$     51,942
                                      ----------
------------
                                      ----------
------------

---------------
(a) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------
                                       11

Financial Highlights (Unaudited)
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------

Class A
                                              ----
--------------------------------------------------
---------------------
                                              Six
Months

Ended                          Year Ended
September 30,

March 31,      -----------------------------------
-------------------------

1998          1997         1996         1995
1994         1993
                                              ----
------     --------     --------     --------
--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......    $
17.52      $  15.03     $  14.72     $  13.66
$  14.63     $  12.96
                                              ----
------     --------     --------     --------
--------     --------
Income from investment operations
Net investment income......................
 .21           .49          .51          .49
 .47          .44
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions............................
3.03          3.34          .73         1.35
(.82)        2.46
                                              ----
------     --------     --------     --------
--------     --------
   Total from investment operations........
3.24          3.83         1.24         1.84
(.35)        2.90
                                              ----
------     --------     --------     --------
--------     --------
Less distributions
Dividends from net investment income.......
(.21)         (.49)        (.51)        (.48)
(.42)        (.47)
Distributions in excess of net investment
   income..................................
(.04)         (.02)          --           --
--         (.01)
Distributions from net realized gains......
(1.51)         (.83)        (.42)        (.30)
(.20)        (.75)
                                              ----
------     --------     --------     --------
--------     --------
   Total distributions.....................
(1.76)        (1.34)        (.93)        (.78)
(.62)       (1.23)
                                              ----
------     --------     --------     --------
--------     --------
Net asset value, end of period.............    $
19.00      $  17.52     $  15.03     $  14.72
$  13.66     $  14.63
                                              ----
------     --------     --------     --------
--------     --------
                                              ----
------     --------     --------     --------
--------     --------
TOTAL RETURN(a)............................
19.92%        26.90%        8.65%       14.23%
(2.49)%      23.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............
$126,956      $120,825     $112,800     $124,423
$126,254     $138,714
Average net assets (000)...................
$119,916      $116,303     $120,122     $122,837
$139,166     $119,001
Ratios to average net assets:
   Expenses, including distribution fees...
1.20%(b)      1.21%        1.30%        1.31%
1.25%        1.30%
   Expenses, excluding distribution fees...
 .95%(b)       .96%        1.05%        1.06%
1.02%        1.10%
   Net investment income...................
2.32%(b)      3.00%        3.38%        3.58%
3.39%        3.37%
For Class A, B, C and Z shares:
   Portfolio turnover rate.................
12%           13%          13%          15%
19%          14%
   Average commission rate paid per
      share................................    $
0.0173      $ 0.0529     $ 0.0542           --
--           --

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(b) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

Financial Highlights (Unaudited)
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------

Class B
                                              ----
--------------------------------------------------
---------------------
                                              Six
Months

Ended                          Year Ended
September 30,

March 31,      -----------------------------------
-------------------------

1998          1997         1996         1995
1994         1993
                                              ----
------     --------     --------     --------
--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......    $
17.52      $  15.03     $  14.71     $  13.66
$  14.63     $  12.97
                                              ----
------     --------     --------     --------
--------     --------
Income from investment operations
Net investment income......................
 .14           .37          .40          .39
 .37          .34
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions............................
3.03          3.34          .74         1.34
(.82)        2.45
                                              ----
------     --------     --------     --------
--------     --------
   Total from investment operations........
3.17          3.71         1.14         1.73
(.45)        2.79
                                              ----
------     --------     --------     --------
--------     --------
Less distributions
Dividends from net investment income.......
(.14)         (.37)        (.40)        (.38)
(.32)        (.37)
Distributions in excess of net investment
   income..................................
(.04)         (.02)          --           --
--         (.01)
Distributions from net realized gains......
(1.51)         (.83)        (.42)        (.30)
(.20)        (.75)
                                              ----
------     --------     --------     --------
--------     --------
   Total distributions.....................
(1.69)        (1.22)        (.82)        (.68)
(.52)       (1.13)
                                              ----
------     --------     --------     --------
--------     --------
Net asset value, end of period.............    $
19.00      $  17.52     $  15.03     $  14.71
$  13.66     $  14.63
                                              ----
------     --------     --------     --------
--------     --------
                                              ----
------     --------     --------     --------
--------     --------
TOTAL RETURN(a)............................
19.48%        25.96%        7.90%       13.32%
(3.22)%      22.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............
$193,580      $179,270     $187,557     $227,189
$272,673     $185,259
Average net assets (000)...................
$180,683      $185,693     $210,305     $237,983
$270,466     $ 90,254
Ratios to average net assets:
   Expenses, including distribution fees...
1.95%(b)      1.96%        2.05%        2.06%
2.02%        2.10%
   Expenses, excluding distribution fees...
 .95%(b)       .96%        1.05%        1.06%
1.02%        1.10%
   Net investment income...................
1.57%(b)      2.25%        2.62%        2.83%
2.68%        2.59%

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(b) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

Financial Highlights (Unaudited)
GLOBAL UTILITY FUND, INC.
--------------------------------------------------
------------------------------

Class C                                    Class Z
                                              ----
--------------------------------------------------
-------------     ----------

August 1,
                                              Six
Months
1994(c)        Six Months

Ended             Year Ended September 30,
through          Ended

March 31,      ----------------------------------
September 30,     March 31,

1998          1997         1996         1995
1994             1998
                                              ----
------     --------     --------     --------
-------------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......    $
17.52      $  15.03     $  14.71     $  13.66
$   13.93        $  17.54
                                              ----
------     --------     --------     --------
-------------     ----------
Income from investment operations
Net investment income......................
 .14           .37          .40          .39
 .06             .23
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions............................
3.03          3.34          .74         1.34
(.24)           3.03
                                              ----
------     --------     --------     --------
-------------     ----------
   Total from investment operations........
3.17          3.71         1.14         1.73
(.18)           3.26
                                              ----
------     --------     --------     --------
-------------     ----------
Less distributions
Dividends from net investment income.......
(.14)         (.37)        (.40)        (.38)
(.07)           (.23)
Distributions in excess of net investment
   income..................................
(.04)         (.02)          --           --
--            (.04)
Distributions from net realized gains......
(1.51)         (.83)        (.42)        (.30)
(.02)          (1.51)
                                              ----
------     --------     --------     --------
-------------     ----------
   Total distributions.....................
(1.69)        (1.22)        (.82)        (.68)
(.09)          (1.78)
                                              ----
------     --------     --------     --------
-------------     ----------
Net asset value, end of period.............    $
19.00      $  17.52     $  15.03     $  14.71
$   13.66        $  19.02
                                              ----
------     --------     --------     --------
-------------     ----------
                                              ----
------     --------     --------     --------
-------------     ----------
TOTAL RETURN(a)............................
19.48%        25.96%       7.90%       13.32%
(1.32)%         20.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............    $
995      $    760     $    661     $    563
$     226        $  6,422
Average net assets (000)...................    $
863      $    727     $    608     $    410
$     131        $  1,862
Ratios to average net assets:
   Expenses, including distribution fees...
1.95%(b)      1.96%       2.05%        2.06%
2.06%(b)            .95%(b)
   Expenses, excluding distribution fees...
 .95%(b)       .96%       1.05%        1.06%
1.06%(b)            .95%(b)
   Net investment income...................
1.57%(b)      2.25%       2.66%        2.83%
2.46%(b)           2.57%(b)


December 16,

1996(d)

through

September 30,

1997
                                             -----
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......     $
15.02

-----
Income from investment operations
Net investment income......................
 .34
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions............................
2.59

-----
   Total from investment operations........
2.93

-----
Less distributions
Dividends from net investment income.......
(.34)
Distributions in excess of net investment
   income..................................
(.07)
Distributions from net realized gains......
--

-----
   Total distributions.....................
(.41)

-----
Net asset value, end of period.............     $
17.54

-----

-----
TOTAL RETURN(a)............................
19.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............     $
53
Average net assets (000)...................     $
16
Ratios to average net assets:
   Expenses, including distribution fees...
 .96%(b)
   Expenses, excluding distribution fees...
 .96%(b)
   Net investment income...................
3.25%(b)

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

Getting The Most From Your Prudential Mutual Fund.
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk
Worth It?
Your financial advisor or registered
representative can help you match the
reward you seek with the risk you can tolerate.
And risk can be difficult to
gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month.
Your financial advisor or
registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Getting The Most From Your Prudential Mutual Fund.
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd like to help. So we'll
use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: One 1/100th of 1%. For example, one half of one percentage point is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Capital Gain/Capital Loss: The difference between the cost of a capital asset
(for example, a stock, bond or mutual fund share) and its selling price. Under current law the federal income tax rate for individuals on a long-term capital gain is up to 28%.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most often used to describe the difference between prices bid and asked for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S. market.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney
Richard A. Redeker

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave., N.W.
Washington, D.C. 20036

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March
31, 1998 were not audited
and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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